CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Stockholders' equity
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01
Share Capital, shares authorized (in shares)	200,000,000	200,000,000
Share Capital, shares issued (in shares)	119,391,310	119,373,064
Share Capital, shares outstanding (in shares)	119,391,310	119,373,064